Supplemental Financial Information (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities:
Accrued bonus		$ 9,821	$ 5,296
Accrued payroll		6,834	1,892
Accrued benefits		3,663	291
Accrued commissions		1,540	1,425
Current portion of long-term debt	$ 1,846	1,770	0
Other		4,509	1,503
Total current other liabilities		$ 28,137	$ 10,407